Earnings/ (Loss) per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net income / (loss)	$ 565,999	$ 680,530	$ 9,660
Weighted average common shares outstanding, basic	102,153,255	101,183,829	96,128,173
Basic earnings / (loss) per share	$ 5.54	$ 6.73	$ 0.10
Dillutive effect of non vested shares	383,711	295,243	153,216
Weighted average common shares outstanding, diluted	102,536,966	101,479,072	96,281,389
Diluted earnings / (loss) per share	$ 5.52	$ 6.71	$ 0.10